Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments September 30, 2022
(Unaudited)
QQQX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.4%
X 945,677,145 COMMON STOCKS - 98.0%
X 945,677,145
Air Freight & Logistics - 0.0%
2,647 FedEx Corp $ 393,000
Airlines - 0.2%
26,595 Delta Air Lines Inc (2) 746,256
6,558 Ryanair Holdings PLC, Sponsored ADR (2) 383,118
25,632 Southwest Airlines Co (2) 790,491
Total Airlines 1,919,865
Auto Components - 0.1%
23,148 Gentex Corp 551,848
4,110 Lear Corp 491,926
Total Auto Components 1,043,774
Automobiles - 5.1%
40,233 Ford Motor Co 450,609
110,670 Lucid Group Inc (2),(3) 1,546,060
176,907 Tesla Inc (2) 46,924,582
Total Automobiles 48,921,251
Beverages - 2.2%
28,086 Brown-Forman Corp, Class B 1,869,685
14,224 Celsius Holdings Inc (2) 1,289,832
114,738 Coca-Cola Co 6,427,623
133,325 Monster Beverage Corp (2) 11,593,942
Total Beverages 21,181,082
Biotechnology - 5.1%
90,324 Amgen Inc 20,359,030
176,343 Gilead Sciences Inc 10,878,600
11,093 Ionis Pharmaceuticals Inc (2) 490,643
38,123 Moderna Inc (2) 4,508,045
18,035 Regeneron Pharmaceuticals Inc (2) 12,423,770
3,808 United Therapeutics Corp (2) 797,319
Total Biotechnology 49,457,407
Capital Markets - 0.9%
10,021 Moody's Corp 2,436,205
23,851 Morgan Stanley 1,884,468
9,235 S&P Global Inc 2,819,907
12,582 SEI Investments Co 617,147
5,699 T Rowe Price Group Inc 598,452
Total Capital Markets 8,356,179
Chemicals - 0.3%
6,204 Ecolab Inc 895,982
9,155 Sherwin-Williams Co 1,874,486
Total Chemicals 2,770,468
Commercial Services & Supplies - 0.8%
26,367 Copart Inc (2) 2,805,449
8,008 IAA Inc (2) 255,055
15,503 Tetra Tech Inc 1,992,600
8,329 Waste Connections Inc 1,125,498

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

QQQX
Shares Description (1) Value
Commercial Services & Supplies (continued)
10,605 Waste Management Inc $ 1,699,027
Total Commercial Services & Supplies 7,877,629
Communications Equipment - 2.6%
608,345 Cisco Systems Inc 24,333,800
5,262 F5 Inc (2) 761,569
Total Communications Equipment 25,095,369
Containers & Packaging - 0.1%
20,014 Ball Corp 967,077
Distributors - 0.3%
9,398 Pool Corp 2,990,538
Diversified Consumer Services - 0.3%
42,126 Service Corp International/US 2,432,355
Diversified Financial Services - 0.4%
15,690 Berkshire Hathaway Inc, Class B (2) 4,189,544
Electric Utilities - 0.8%
42,737 Constellation Energy Corp 3,555,291
48,408 NextEra Energy Inc 3,795,671
26,822 PG&E Corp (2) 335,275
Total Electric Utilities 7,686,237
Electrical Equipment - 0.2%
9,512 Rockwell Automation Inc 2,046,126
Electronic Equipment, Instruments & Components - 0.2%
10,486 Keysight Technologies Inc (2) 1,650,077
12,059 National Instruments Corp 455,107
Total Electronic Equipment, Instruments & Components 2,105,184
Energy Equipment & Services - 0.0%
5,484 Select Energy Services Inc, Class A (2) 38,224
Entertainment - 0.0%
41,180 AMC Entertainment Holdings Inc, Class A (2),(3) 287,025
Equity Real Estate Investment Trusts (REITs) - 0.3%
62,781 CubeSmart 2,515,007
Food & Staples Retailing - 1.4%
4,001 Casey's General Stores Inc 810,282
210,528 HF Foods Group Inc (2) 814,743
44,413 Kroger Co 1,943,069
22,661 Sysco Corp 1,602,359
19,549 US Foods Holding Corp (2) 516,876
56,581 Walmart Inc 7,338,556
Total Food & Staples Retailing 13,025,885
Food Products - 1.3%
10,258 Archer-Daniels-Midland Co 825,256
14,173 Beyond Meat Inc (2),(3) 200,831
70,834 Bridgford Foods Corp (2) 1,002,301
28,123 Hershey Co 6,200,278
16,902 Hormel Foods Corp 768,027

Shares Description (1) Value
Food Products (continued)
22,636 Laird Superfood Inc (2),(3) $ 41,197
49,425 McCormick & Co Inc/MD 3,522,520
12,047 Vital Farms Inc (2) 144,203
Total Food Products 12,704,613
Health Care Equipment & Supplies - 1.6%
69,911 Abbott Laboratories 6,764,588
3,843 Becton Dickinson and Co 856,336
768 Embecta Corp 22,111
17,865 LENSAR Inc (2) 99,151
47,589 NuVasive Inc (2) 2,084,874
514 Shockwave Medical Inc (2) 142,928
19,914 Stryker Corp 4,033,381
62,738 Venus Concept Inc (2) 27,605
10,688 Zimmer Biomet Holdings Inc 1,117,430
Total Health Care Equipment & Supplies 15,148,404
Health Care Providers & Services - 0.5%
4,308 McKesson Corp 1,464,160
5,579 UnitedHealth Group Inc 2,817,618
7,651 Universal Health Services Inc, Class B 674,665
Total Health Care Providers & Services 4,956,443
Hotels, Restaurants & Leisure - 1.5%
6,424 Booking Holdings Inc (2) 10,555,981
21,002 Darden Restaurants Inc 2,652,973
28,119 Restaurant Brands International Inc 1,495,368
Total Hotels, Restaurants & Leisure 14,704,322
Household Durables - 0.1%
31,884 KB Home 826,433
Insurance - 0.1%
23,048 Fidelity National Financial Inc 834,338
Interactive Media & Services - 11.5%
489,402 Alphabet Inc, Class A (2) 46,811,301
338,078 Alphabet Inc, Class C (2) 32,506,200
15,965 IAC Inc (2) 884,142
41,518 Match Group Inc (2) 1,982,484
198,894 Meta Platforms Inc (2) 26,985,938
49,738 Twitter Inc (2) 2,180,514
Total Interactive Media & Services 111,350,579
Internet & Direct Marketing Retail - 8.1%
643,951 Amazon.com Inc (2) 72,766,463
155,880 eBay Inc 5,737,943
Total Internet & Direct Marketing Retail 78,504,406
IT Services - 2.1%
9,762 Cloudflare Inc, Class A (2) 539,936
42,378 Jack Henry & Associates Inc 7,724,238
143,943 PayPal Holdings Inc (2) 12,389,174
Total IT Services 20,653,348
Leisure Products - 0.0%
7,599 Peloton Interactive Inc, Class A (2),(3) 52,661

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

QQQX
Shares Description (1) Value
Life Sciences Tools & Services - 0.9%
16,855 Agilent Technologies Inc $ 2,048,725
5,351 Charles River Laboratories International Inc (2) 1,053,077
21,697 Danaher Corp 5,604,118
Total Life Sciences Tools & Services 8,705,920
Machinery - 0.2%
10,028 Caterpillar Inc 1,645,394
10,172 Fortive Corp 593,028
Total Machinery 2,238,422
Media - 2.7%
2,283 Cable One Inc 1,947,513
692,529 Comcast Corp, Class A 20,311,876
136,917 comScore Inc (2),(3) 225,913
79,629 News Corp, Class A 1,203,194
62,041 News Corp, Class B 956,672
18,730 Paramount Global 356,619
45,680 Saga Communications Inc, Class A 1,194,532
Total Media 26,196,319
Multiline Retail - 0.3%
19,983 Target Corp 2,965,277
Oil, Gas & Consumable Fuels - 0.1%
31,888 Clean Energy Fuels Corp (2) 170,282
5,217 Peabody Energy Corp (2),(3) 129,486
5,863 Ranger Oil Corp, Class A 184,391
78,324 Tellurian Inc (2),(3) 187,195
Total Oil, Gas & Consumable Fuels 671,354
Pharmaceuticals - 0.1%
11,759 Bristol-Myers Squibb Co 835,948
18,188 Rockwell Medical Inc (2),(3) 24,008
Total Pharmaceuticals 859,956
Professional Services - 0.3%
11,037 ManpowerGroup Inc 713,984
25,799 Robert Half International Inc 1,973,623
Total Professional Services 2,687,607
Semiconductors & Semiconductor Equipment - 12.5%
166,423 Advanced Micro Devices Inc (2) 10,544,561
123,009 Analog Devices Inc 17,140,074
186,339 Applied Materials Inc 15,266,754
4,401 Enphase Energy Inc (2) 1,221,145
422,722 Intel Corp 10,893,546
3,449 Monolithic Power Systems Inc 1,253,367
244,861 NVIDIA Corp 29,723,677
74,340 ON Semiconductor Corp (2) 4,633,612
41,083 Power Integrations Inc 2,642,459
156,043 QUALCOMM Inc 17,629,738
25,866 Silicon Laboratories Inc (2) 3,192,899
2,620 SiTime Corp (2) 206,273
34,851 Skyworks Solutions Inc 2,971,745
31,287 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR (2)
2,145,037
9,407 Wolfspeed Inc (2) 972,307
Total Semiconductors & Semiconductor Equipment 120,437,194

Shares Description (1) Value
Software - 17.9%
29,879 ANSYS Inc (2) $ 6,624,174
53,613 Autodesk Inc (2) 10,014,908
39,633 Black Knight Inc (2) 2,565,444
14,396 Crowdstrike Holdings Inc, Class A (2) 2,372,605
15,872 Datadog Inc, Class A (2) 1,409,116
67,810 Fortinet Inc (2) 3,331,505
524,856 Microsoft Corp 122,238,962
115,511 Nutanix Inc, Class A (2) 2,406,094
22,586 Open Text Corp 597,174
67,979 Oracle Corp 4,151,478
22,032 Palo Alto Networks Inc (2) 3,608,621
41,179 PTC Inc (2) 4,307,323
34,197 Salesforce Inc (2) 4,918,897
3,480 ServiceNow Inc (2) 1,314,083
2,398 Sprout Social Inc, Class A (2) 145,511
727 Sumo Logic Inc (2) 5,453
1,581 Tenable Holdings Inc (2) 55,019
2,383 Trade Desk Inc, Class A (2) 142,384
1,363 Zendesk Inc (2) 103,724
32,573 Zoom Video Communications Inc, Class A (2) 2,397,047
Total Software 172,709,522
Specialty Retail - 0.7%
4,707 Advance Auto Parts Inc 735,893
940 AutoZone Inc (2) 2,013,414
1,904 Bed Bath & Beyond Inc (2),(3) 11,595
20,239 CarMax Inc (2) 1,336,179
20,411 Dick's Sporting Goods Inc (3) 2,135,807
17,348 Urban Outfitters Inc (2) 340,888
Total Specialty Retail 6,573,776
Technology Hardware, Storage & Peripherals - 14.0%
974,531 Apple Inc 134,680,184
6,751 NetApp Inc 417,550
Total Technology Hardware, Storage & Peripherals 135,097,734
Textiles, Apparel & Luxury Goods - 0.1%
2,284 PVH Corp 102,323
18,741 Skechers USA Inc, Class A (2) 594,465
Total Textiles, Apparel & Luxury Goods 696,788
Wireless Telecommunication Services - 0.1%
49,835 Gogo Inc (2) 604,000
25,982 Spok Holdings Inc 198,503
Total Wireless Telecommunication Services 802,503
Total Common Stocks (cost $412,270,264) 945,677,145

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

QQQX
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Shares Description (1) Value
X 23,331,100 EXCHANGE-TRADED FUNDS - 2.4%
X 23,331,100
130,000 Vanguard Total Stock Market ETF $ 23,331,100
Total Exchange-Traded Funds (cost $24,750,721) 23,331,100
Total Long-Term Investments (cost $437,020,985) 969,008,245
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.4%
3,586,467 MONEY MARKET FUNDS - 0.4%
X 3,586,467
3,586,467 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.070%(5) $ 3,586,467
Total Investments Purchased with Collateral from Securities Lending (cost $3,586,467) 3,586,467
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.4%
23,090,585 REPURCHASE AGREEMENTS - 2.4%
23,090,585
$ 23,091 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$23,092,182, collateralized by $25,479,300.00, U.S.
Treasury Note, 2.25%, due 8/15/27, value $23,552,415
0.830% 10/03/22 $ 23,090,585
Total Short-Term Investments (cost $23,090,585) 23,090,585
Total Investments (cost $ 463,698,037 ) - 103 .2% 995,685,297
Other Assets Less Liabilities -  (3.2)%(6) (31,163,222)
Net Assets Applicable to Common Shares - 100% $ 964,522,075
Options Purchased
Description (7) Type
Number of
Contracts
Notional
Amount (8)
Exercise
Price Expiration Date Value
CBOE SPX Volatility Index Put 200 $ 480,000 $ 24 10/19/22 $ 2,500
NIKE Inc Call 100 1,050,000 105 10/21/22 550
Total Options Purchased (premiums paid $26,765) 300 $1,530,000 $3,050
Options Written
Description (7) Type
Number of
Contracts
Notional
Amount (8)
Exercise
Price Expiration Date Value
Invesco QQQ Trust Series 1 Call (1,000) $ (29,000,000) $ 290 10/21/22 $ (153,378)
Invesco QQQ Trust Series 1 Call (1,000) (30,000,000) 300 10/21/22 (53,415)
S&P 500® Index Put (110) (38,500,000) 3,500 10/21/22 (720,500)
S&P 500® Index Call (70) (27,300,000) 3,900 10/21/22 (55,300)
NASDAQ 100 Stock INDEX Call (390) (458,250,000) 11,750 10/21/22 (3,658,200)
Total Options Written (premiums received
$20,711,966) (2,570) $(583,050,000) $(4,640,793)

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 945,677,145 $ – $ – $ 945,677,145
Exchange-Traded Funds 23,331,100 – – 23,331,100
Investments Purchased with Collateral from
Securities Lending 3,586,467 – – 3,586,467
Short-Term Investments:
Repurchase Agreements – 23,090,585 – 23,090,585
Investments in Derivatives:
Options Purchased* 3,050 – – 3,050
Options Written* (4,640,793) – – (4,640,793)
Total
$ 967,956,969 $ 23,090,585 $ – $ 991,047,554
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,282,194.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
(6) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(7) Exchange-traded, unless otherwise noted.
(8) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
CBOE Chicago Board Options Exchange
ETF Exchange-Traded Fund
S&P Standard & Poor's